Schedule of Useful Lives (Details)	Dec. 31, 2012
Land
Estimated Useful Life of Acquired Assets	N/A
Building
Estimated Useful Life of Acquired Assets	40 years
Building Improvements
Estimated Useful Life of Acquired Assets	3-10 years
Furniture, fixtures and equipment
Estimated Useful Life of Acquired Assets	3-5 years